Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrants and Rights Note Disclosure [Abstract]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The fair value of the Common Warrants, at the date of issuance on June 23, 2026 and reporting date on June 30, 2026, using the Black-Scholes-Merton ("BSM") option pricing model and the following assumptions:

	June 23, 2026	June 30, 2026
Expected volatility	54.0%	55.0%
Share price	$2.04	$2.26
Risk-free interest rate (%)	4.38%	4.31%
Expected life (years)	2.0 years	1.98 years
Dividend yield (%)	nil	nil

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the warrant liability during the period:

	June 30, 2026
	Pre-Funded Warrants	Common Warrants	Total
Initial balance	$6,639	$3,220	$9,859
Change in fair value of warrant liability	725	771	1,496
Foreign currency remeasurement	(9)	(9)	(18)
Ending balance	$7,355	$3,982	$11,337